Organization and Principal Activities - Schedule of Income Per Share Before and After the Retrospective Adjustments (Details)	12 Months Ended
Jun. 30, 2023 $ / shares shares
Before Adjustment [Member]
Net income per share attributable to ordinary shareholders of Big Tree Cloud Holdings Limited
- Basic | $ / shares	$ 5.59
- Diluted | $ / shares	$ 5.59
Weighted average shares used in calculating net income per share
- Basic | shares	50,000
- Diluted | shares	50,000
After Adjustment [Member]
Net income per share attributable to ordinary shareholders of Big Tree Cloud Holdings Limited
- Basic | $ / shares	$ 0.0056
- Diluted | $ / shares	$ 0.0056
Weighted average shares used in calculating net income per share
- Basic | shares	50,000,000
- Diluted | shares	50,000,000